United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Nathan Capital Management, Inc.
Address:	38 Woodbine Avenue
		Larchmont, NY 10536

13F File Number: 28-7728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	914-833-1935
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	November 12, 1999

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: None

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	105

Form 13F Information Table Value Total:	$121,859


List of Other Included Managers:	None

                                                     Nathan Capital Management
                                                              FORM 13F
                                                         September 30, 1999

                                                                                                    Voting Authority

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT&T Corp.                     COM              001957109      803    18460 SH       Sole                    18460
AT&T Liberty Media Group CL A  COM                            1859    49817 SH       Sole                    49817
Ace Limited                    COM              G0070K103      212    12500 SH       Sole                    12500
Alliance Capital Management LP COM              018548107      444    16200 SH       Sole                    16200
Allied-Signal Inc.             COM              019512102     1629    27172 SH       Sole                    27172
Amerada Hess                   COM              023551104      320     5226 SH       Sole                     5226
American Express               COM              025816109      689     5100 SH       Sole                     5100
American Home Products         COM              026609107     1320    31800 SH       Sole                    31800
American International Group I COM              026874107      616     7080 SH       Sole                     7080
Ameritech                      COM              030954101      596     8936 SH       Sole                     8936
Associated Group CL B          COM                             734    12125 SH       Sole                    12125
Atlantic Richfield             COM              048825103     1122    12660 SH       Sole                    12660
BP Amoco Plc Sponsored Adr     COM                             754     6802 SH       Sole                     6802
Bank of New York Co.           COM              064057102     1321    39500 SH       Sole                    39500
Bell Atlantic Corp.            COM              077856102      366     5442 SH       Sole                     5442
Bellsouth Corp.                COM              079860102      685    15216 SH       Sole                    15216
Berkshire Hathaway Inc. Cl B   COM                             325      175 SH       Sole                      175
Berkshire Reality Co.          COM              084710102      323    26900 SH       Sole                    26900
Bristol Hotels & Resorts       COM              110041100      653    95000 SH       Sole                    95000
Bristol Myers Squibb           COM              110122108     4077    60400 SH       Sole                    60400
Broken Hill Proprietary Sponso COM              112169602      291    12500 SH       Sole                    12500
C C B Financial Corp.          COM              124875105      291     7000 SH       Sole                     7000
Carey Diversified LLC          COM              14174P105      250    12500 SH       Sole                    12500
Carnival Corp. Cl A            COM              143658102      208     4788 SH       Sole                     4788
Catalina Marketing             COM              148867104     1315    15500 SH       Sole                    15500
Charles Schwab Corp.           COM              808513105    19150   572700 SH       Sole                   572700
Chevron Corp.                  COM              166751107     1065    12000 SH       Sole                    12000
Cisco Systems Inc.             COM              17275R102      319     4650 SH       Sole                     4650
CitiGroup Inc.                 COM              172967101     6237   141742 SH       Sole                   141742
Cola-Cola Co.                  COM              191216100     1033    21400 SH       Sole                    21400
Colgate-Palmolive Inc.         COM              194162103      403     8800 SH       Sole                     8800
Commerce Bancorp Inc. NJ       COM              200519106      328     7902 SH       Sole                     7902
Commerce Group Inc.            COM              200641108      230    10000 SH       Sole                    10000
Conoco Inc Cl B                COM                             593    21673 SH       Sole                    21673
Crescent Operating Inc.        COM              22575M100      123    30000 SH       Sole                    30000
Delphi Financial Group         COM              247131105      496    16439 SH       Sole                    16439
Duke Energy Corp.              COM              264399106      508     9217 SH       Sole                     9217
Duke Realty Investments Inc.   COM              264411505      457    23416 SH       Sole                    23416
E.I. Du Pont De Nemours & Co.  COM              263534109      623    10302 SH       Sole                    10302
Eastgroup Properties           COM              277276101      461    25450 SH       Sole                    25450
Echostar Commmunications       COM              278762109      251     2766 SH       Sole                     2766
Exxon Corp.                    COM              302290101      515     6779 SH       Sole                     6779
F D X Corporation              COM                             373     9600 SH       Sole                     9600
First Nat'l Bank Nebraska      COM              335720108     2730     1000 SH       Sole                     1000
Firstar Corp.                  COM              33763v109     1276    49821 SH       Sole                    49821
Ford Motor                     COM              345370100      276     5500 SH       Sole                     5500
Freddie Mac                    COM              313400301      546    10500 SH       Sole                    10500
Gannett Co. Inc.               COM              364730101      602     8700 SH       Sole                     8700
General Electric               COM              369604103     6580    55498 SH       Sole                    55498
Gillette Company               COM              375766102      451    13282 SH       Sole                    13282
HSBC Hldg Plc Spnd ADR New     COM              404280406     1515    26100 SH       Sole                    26100
Halliburton Co.                COM              406216101      344     8400 SH       Sole                     8400
Hewlett-Packard Company        COM              428236103      314     3455 SH       Sole                     3455
I X C Communications Inc.      COM                             276     7000 SH       Sole                     7000
Intel Corp.                    COM              458140100      297     4000 SH       Sole                     4000
International Paper            COM              460146103      577    12000 SH       Sole                    12000
Intl. Business Machines        COM              459200101     2836    23438 SH       Sole                    23438
Johnson & Johnson              COM              478160104     8867    96510 SH       Sole                    96510
Jones Lang LaSalle             COM              51802h105      419    26000 SH       Sole                    26000
Kaydon Corp.                   COM              486587108      239     9600 SH       Sole                     9600
Kerr-McGee Corp.               COM              492386107      347     6300 SH       Sole                     6300
Keyspan Corporation            COM              49337k106      200     7000 SH       Sole                     7000
Loral Space & Commun. Ltd      COM              LOR            611    35569 SH       Sole                    35569
Lucent Technologies            COM              549463107      748    11524 SH       Sole                    11524
MCI Worldcom                   COM              55268B106      305     4246 SH       Sole                     4246
Markel Corp.                   COM              570535104      382     2100 SH       Sole                     2100
Marriott Intl Inc. New CL A    COM              571903202      588    18000 SH       Sole                    18000
Mattel Inc.                    COM              577081102      190    10000 SH       Sole                    10000
MediaOne Group                 COM              58440j104      238     3486 SH       Sole                     3486
Mellon Bank Corp.              COM              585509102      417    12400 SH       Sole                    12400
Merck & Co.                    COM              589331107     9988   154100 SH       Sole                   154100
Microsoft Corp.                COM              594918104      308     3400 SH       Sole                     3400
Mobil Corp.                    COM              607059102     2882    28610 SH       Sole                    28610
National Australia Bank        COM              632525408      480     6500 SH       Sole                     6500
National City Corp.            COM              635405103     1552    58146 SH       Sole                    58146
Nestle S A Spons Adr Reg VTG   COM              641069406      296     3000 SH       Sole                     3000
Office Depot Inc.              COM              676220106      336    32238 SH       Sole                    32238
PepsiCo Inc.                   COM              713448108      876    28715 SH       Sole                    28715
Procter & Gamble               COM              742718109      750     8000 SH       Sole                     8000
Quintiles Transnational        COM                             823    43264 SH       Sole                    43264
Rhone Poulenc Warrants - Expir COM              762426138      124    33600 SH       Sole                    33600
Roper Inds Inc. New            COM              776696106      497    13000 SH       Sole                    13000
Royal Dutch Petroleum          COM              780257804     1666    28199 SH       Sole                    28199
SBC Communications             COM              78387g103     2583    50578 SH       Sole                    50578
Safra Republic Hldgs SA        COM              5248195        312     4800 SH       Sole                     4800
Sara Lee Corp.                 COM              803111103      234    10000 SH       Sole                    10000
Servicemaster Co.              COM              81760n109      451    28050 SH       Sole                    28050
Sprint Corp. Fon Group         COM              852061100      574    10584 SH       Sole                    10584
Sun Microsystems Inc.          COM              866810104      549     5900 SH       Sole                     5900
Telecom Italia Spa ADR         COM              87927w106      431     5000 SH       Sole                     5000
Texaco Inc.                    COM              881694103      379     6000 SH       Sole                     6000
Texas Instruments Inc.         COM              882508104     1969    24000 SH       Sole                    24000
The International Bank (Texas) COM              45920K107        0    14560 SH       Sole                    14560
The News Corporation, Ltd., Pr COM              652487802      240     9000 SH       Sole                     9000
U S West Inc.                  COM              91273h101      227     3978 SH       Sole                     3978
US Bancorp Del.                COM              902973106      686    22708 SH       Sole                    22708
Unitil Corp.                   COM              913259107      632    26000 SH       Sole                    26000
Vodafone Airtouch ADR          COM                             781     3284 SH       Sole                     3284
Walt Disney Co.                COM              254687106      780    30000 SH       Sole                    30000
Wells Fargo & Co.              COM              949740104     2337    58976 SH       Sole                    58976
Wellsford Real Properties Inc. COM              950240101      190    20000 SH       Sole                    20000
Williams Cos Inc.              COM              969457100      527    14000 SH       Sole                    14000
Yankee Energy System           COM              984779108      216     5050 SH       Sole                     5050
Northeast Investors Tr         MUT              664210101      22922713.627 SH       Sole                22713.627
Schwab 1000 Fund               MUT              808517106      41812013.181 SH       Sole                12013.181
REPORT SUMMARY                105 DATA RECORDS              121859            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED